Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025 segment	Dec. 31, 2024 MBoe segment	Dec. 31, 2023 MBoe
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Line Items]
Reportable operating segment (in segment) | segment	1	1
Undivided royalty interest			10.00%
Revisions to previous estimates		1,219	1,995
Future net cash flows discounted rate		10.00%
Subject to revision discount rate		10.00%
Proved Developed Reserves [Member]
Supplemental Disclosure of Oil and Natural Gas Operations (Unaudited) [Line Items]
Extensions and discoveries		0	1,900